Consolidated Statements of Net Income - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Profit or loss [abstract]
Revenue	$ 1,841.1	$ 2,795.8
Operating expenses
Cost of sales	1,958.4	2,513.5
Administrative and selling expenses	103.6	115.0
(Loss) income from operations	(220.9)	167.3
Other (income) and expenses
Finance income	(17.8)	(10.0)
Finance costs	55.5	25.6
Interest on pension and other post-employment benefit obligations	16.1	19.3
Foreign exchange gain	(40.5)	(1.7)
Other income	(32.7)	0.0
Change in fair value of warrant liability	4.0	(12.1)
Change in fair value of earnout liability	2.4	0.1
Change in fair value of share-based compensation liability	5.3	1.2
Other (income) and expenses	(7.7)	22.4
(Loss) income before income taxes	(213.2)	144.9
Income tax (recovery) expense	(46.2)	39.7
Net (loss) income	$ (167.0)	$ 105.2
Net (loss) income per common share
Basic	$ (1.54)	$ 0.97
Diluted	$ (1.54)	$ 0.7